Pension and Post-Retirement and Post-Employment Benefits - Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis (Parenthetical) (Detail) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Interest and dividend receivable excluded from fair value of pension plan assets	CAD 27	CAD 18
Accruals for pension administration expense excluded from fair value of pension plan assets	CAD 18	CAD 7